Shareholders' equity - Ordinary shares (Details)			1 Months Ended
	Apr. 20, 2020 $ / shares shares	Apr. 15, 2020 $ / shares	Aug. 31, 2019 $ / shares shares	Sep. 30, 2021 $ / shares shares	Aug. 31, 2021 shares	Sep. 30, 2020 $ / shares shares	Jul. 31, 2019 $ / shares	Nov. 23, 2018 $ / shares shares
Class of Stock [Line Items]
Number of ordinary shares authorized			50,000					50,000
Number of ordinary shares issued	10,000,000			20,319,276		10,000,000		50,000
Par value of ordinary shares | $ / shares	$ 0		$ 0	$ 0		$ 0	$ 1.00	$ 1.00
Number of ordinary shares authorized (unlimited)	Unlimited		Unlimited
Forward Split ratio	71.62	71.62
Number of ordinary shares outstanding	10,000,000			20,319,276		10,000,000
Minimum
Class of Stock [Line Items]
Number of ordinary shares issued					50,000
Maximum
Class of Stock [Line Items]
Number of ordinary shares issued			139,627
Convertible preferred shares
Class of Stock [Line Items]
Par value of convertible preferred stock | $ / shares		$ 0		$ 0		$ 0